Derivative Financial Instruments (Derivative Instruments With Credit Risk-Related Contingent Features) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Derivative Instrument Detail [Abstract]
Aggregate Fair Value of Derivative Liabilities	$ 226	[1]	$ 322	[1]
Cash Collateral Posted	61		104
Potential Aggregate Amount of Additional Collateral Required	$ 155	[2]	$ 211	[2]

[1]	Prior to consideration of master trading and netting agreements and including NPNS and accrual contract exposures.
[2]	As collateral requirements with certain counterparties are based on master trading and netting agreements, the aggregate amount of additional collateral required to be posted is determined after consideration of the effects of such agreements.